CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Common stock [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Accumulated Other Comprehensive Loss [Member] CNY (¥)	Treasury Stock [Member] CNY (¥)	Non- controlling Interests [Member] CNY (¥)
Balance at Sep. 30, 2015		¥ 290,778		¥ 0		¥ 402,500	¥ (116,808)	¥ (7,053)	¥ (37,445)	¥ 49,584
Balance (in shares) at Sep. 30, 2015 | shares	[1]			2,755,334
Net loss for the year		(76,833)		¥ 0		0	(65,578)	0	0	(11,255)
Issuance of restricted share		0		¥ 0		0	0	0	0	0
Issuance of restricted share (in shares) | shares	[1]			6,000
Share-based compensation expense		8,796				8,796	0	0	0	0
Share-based compensation expense				¥ 0
Translation adjustments		(4,124)		0		0	0	(4,124)	0	0
Balance at Sep. 30, 2016		218,617		¥ 0		411,296	(182,386)	(11,177)	(37,445)	38,329
Balance (in shares) at Sep. 30, 2016 | shares	[1]			2,761,334
Net loss for the year		(106,261)		¥ 0			(75,674)	0	0	(30,587)
Sale of treasury stock		¥ 6,115		¥ 0		(8,539)	0	0	14,654	0
Sale of treasury stock (in shares) | shares		50,000	50,000	50,000	[1]
Exercise of share option		¥ 543		¥ 0		543	0	0	0	0
Exercise of share option (in shares) | shares		0	0	5,500	[1]
Share-based compensation expense		¥ 5,404		¥ 0		5,404	0	0	0	0
Share-based compensation expense (in shares) | shares	[1]			13,000
Issuance of common shares		2,885		¥ 0		2,885	0	0	0	0
Issuance of common shares (in shares) | shares	[1]			29,834
Business disposal		(6,860)		¥ 0		392	0	0	0	(7,252)
Translation adjustments		(7,644)		0		0	0	(7,644)	0	0
Balance at Sep. 30, 2017		112,799		¥ 0		411,981	(258,060)	(18,821)	(22,791)	490
Balance (in shares) at Sep. 30, 2017 | shares	[1]			2,859,668
Net loss for the year		¥ (152,790)	$ (22,209)	¥ 0		0	(153,663)	0	0	873
Exercise of share option (in shares) | shares		0	0
Retire and cancellation of common stock		¥ 0		¥ 0		0	0	0	0	0
Retire and cancellation of common stock (in shares) | shares	[1]			(200)
Share-based compensation expense		4,313		¥ 0		685	0	0	3,628	0
Share-based compensation expense (in shares) | shares	[1]			40,454
Issuance of common shares		15,645		¥ 0		15,645	0	0	0	0
Issuance of common shares (in shares) | shares	[1]			296,322
Translation adjustments		(3,315)	$ (482)	¥ 0			0	(3,315)	0	0
Balance at Sep. 30, 2018		¥ (23,348)	$ (3,396)	¥ 0		¥ 428,311	¥ (411,723)	¥ (22,136)	¥ (19,163)	¥ 1,363
Balance (in shares) at Sep. 30, 2018 | shares	[1]			3,196,244

[1]	Retrospectively restated for effect of reverse stock split